UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23392

Arca U.S. Treasury Fund

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(Exact name of registrant as specified in charter)

4151 Redwood Avenue, Suite 206

Los Angeles, CA 90066

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(Address of principal executive offices) (Zip code)

Philip Liu, Esq.

4151 Redwood Ave., Suite 206

Los Angeles, CA 90066

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-445-3148

Date of fiscal year end: December 31

Date of reporting period: July 6, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD:

The Registrant did not vote any proxies or have any securities that were subject to a vote during the reporting period ended June 30, 2021.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Arca U.S. Treasury Fund

By (Signature and Title)      /s/ Philip Liu

Philip Liu

Chief Executive Officer

Date: August 9, 2021